Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,396.70
Total Fee Amount	2,396.70
Total Transaction Valuation	17,354,784
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A